Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31
(U.S. Dollars in thousands)	2015	2014	2013
Realized gain (loss)
Interest rate swap contracts	$(4,957)	$(2,997)	$(1,265)
Foreign exchange forward contracts	(4,348)	500	—
Unrealized gain (loss)
Interest rate swap contracts	(1,088)	(919)	1,522
Foreign exchange forward contracts	698	(2,991)	248

Total	$(9,695)	$(6,407)	$505